Convertible notes - Rights Offering (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 06, 2025	Aug. 31, 2025	Dec. 31, 2025
Convertible notes
Settlement of related party loans	$ 1,408
Reclassification of changes in fair value attributable to changes in credit risk upon settlement			$ 347
Convertible notes
Convertible notes
Converted shares issued		14,955,023
Discount rate		25.00%
Settlement of related party loans		$ 17,800
Reclassification of changes in fair value attributable to changes in credit risk upon settlement			$ 347
Convertible notes | Related party
Convertible notes
Converted shares issued		14,068,229
Settlement of related party loans		$ 16,744